Equity (Deficit) (Tables) - Certificates of Contribution "A" [member]	6 Months Ended
Jun. 30, 2021
Statement [line items]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during the six-months ended June 30, 2021		113,174,000

Certificates of Contribution “A” as of June 30, 2021	Ps.	638,105,447

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the six-month
period ended June 30, 2021 were designated for the payment of debt and for the construction of the Dos Bocas Refinery, as follows:

Date	Amount
January 22 (i)	Ps.	12,000,000
February 11 (i)		10,000,000

February 24 (ii)		32,062,000
March 5 (i)		7,000,000
March 26 (i)		2,000,000
April 5 (i)		5,000,000
April 26 (i)		2,050,000
May 3 (i)		7,000,000
May 4 (ii)		32,062,000
June 21 (i)		4,000,000

Total	Ps.	113,174,000

(i)	Capital contributions to the construction of the Dos Bocas Refinery.
(ii)	Capital contributions to debt’s payments.